Property and Equipment (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Property and Equipment [Abstract]
Depreciation expense	$ 190,203	$ 104,472	$ 172,009	$ 129,362